INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Change in the Carrying Amount of Goodwill by Segment
The change in the carrying amount of goodwill by segment for the year ended December 31, 2017 is as follows:

	Freight	Transit
In thousands	Segment	Segment	Total
Balance at December 31, 2016	$550,902	$1,527,863	$2,078,765
Additions	152,096	34,391	186,487
Foreign currency impact	15,960	178,891	194,851
Balance at December 31, 2017	$718,958	$1,741,145	$2,460,103

Intangible Assets of the Company, Other Than Goodwill and Trademarks
Intangible assets of the Company, other than goodwill and trade names, consist of the following:

	December 31,
In thousands	2017	2016
Patents, non-compete and other intangibles, net of accumulated
amortization of $43,021 and $40,638	$17,554	$15,360
Customer relationships, net of accumulated amortization
of $126,824 and $87,334	583,459	528,068
Total	$601,013	$543,428

Estimated Amortization Expense Five Succeeding Years	Estimated amortization expense for the five succeeding years is as follows (in thousands):

2018	$38,059
2019	36,076
2020	34,050
2021	33,777
2022	33,489